Fair Value Measurements (Details) - Schedule of liabilities measured at fair value on a recurring basis - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Cash and U.S. Treasury Securities	$ 78,510,772	$ 75,000,011
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and U.S. Treasury Securities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and U.S. Treasury Securities